Equity (Details Narrative) R$ / shares in Units, $ / shares in Units, R$ in Millions, $ in Millions			3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2024 USD ($) shares	Mar. 07, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 BRL (R$) R$ / shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 03, 2023 shares
IfrsStatementLineItems [Line Items]
Subscribed and fully paid share capital			$ 107,101			$ 107,101	$ 107,101	$ 107,101
Shares held in treasury			1,118			737	1,118	737
Preferred shares issued | shares									157,800,000
Repurchase preferred shares | shares	155,468,500
Repurchased preferred shares, value	$ 1,116		381			735	381	735
Repurchased transtaction cost	$ 407					$ 293	$ 114
Preferred shares | shares						104,064,000	51,404,500
Shareholder remuneration		$ 14,754
Dividend rate		50.00%
Capital remuneration reserve		$ 4,244
Total dividends								$ 18,998
Outstanding preferred and common share per share | (per share)				$ 0.2026	R$ 1.0416		$ 0.5558	$ 1.4634
Dividends equivalent							$ 7,178
Dividends			2,934	$ 2,847			2,934
Extraordinary dividends							4,244
Distribution remuneration				2,615	R$ 13,446
Transaction costs			149	$ 232
Income tax expense			508				508
Other current liabilities			2,519			$ 3,015	2,519	$ 3,015
Petrobras Devidends [Member]
IfrsStatementLineItems [Line Items]
Other current liabilities			$ 325			$ 241	$ 325	$ 241
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares			7,442,454,142			7,442,454,142	7,442,454,142	7,442,454,142
Shares issued | shares						222,760		222,760
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares			5,602,042,788			5,602,042,788	5,602,042,788	5,602,042,788
Shares issued | shares						155,541,409		155,541,409
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares			155,764,169				155,764,169